Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments

March 31, 2024

	Shares/ Principal	Fair Value
Common Stocks - 98.4%
Aerospace & Defense - 1.9%
Curtiss-Wright Corp.	884	$226,251
HEICO Corp., Class A	7,173	1,104,212
Lockheed Martin Corp.	4,292	1,952,302
Northrop Grumman Corp.	1,069	511,687
Textron, Inc.	8,483	813,774
		4,608,226
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	9,636	1,171,449
United Parcel Service, Inc., Class B	3,896	579,062
		1,750,511
Automobiles - 1.0%
Ford Motor Co.	59,154	785,565
General Motors Co.	34,694	1,573,373
		2,358,938
Banks - 6.7%
Bank of America Corp.	98,914	3,750,819
Citigroup, Inc.	30,689	1,940,772
Citizens Financial Group, Inc.	25,407	922,020
Columbia Banking System, Inc.	12,051	233,187
First Horizon Corp.	4,167	64,172
Huntington Bancshares, Inc.	17,998	251,072
JPMorgan Chase & Co.	30,669	6,143,001
KeyCorp	94,883	1,500,100
Truist Financial Corp.	21,640	843,527
Valley National Bancorp	47,931	381,531
Wells Fargo & Co.	2,159	125,136
		16,155,337
Beverages - 2.1%
Coca-Cola Co. (The)	45,417	2,778,612
Monster Beverage Corp. *	1,845	109,371
PepsiCo, Inc.	12,665	2,216,502
		5,104,485
Biotechnology - 3.5%
AbbVie, Inc.	3,842	699,628
Amgen, Inc.	4,527	1,287,117
Biogen, Inc. *	140	30,188
CG oncology, Inc. *	1,824	80,074
Exelixis, Inc. *	16,869	400,301
Gilead Sciences, Inc.	31,531	2,309,646
Incyte Corp. *	20,925	1,192,097
Ionis Pharmaceuticals, Inc. *	1,885	81,715
Kyverna Therapeutics, Inc. *	1,059	26,305
Moderna, Inc. *	1,324	141,085
Neurocrine Biosciences, Inc. *	3,036	418,725
Regeneron Pharmaceuticals, Inc. *	1,187	1,142,476
United Therapeutics Corp. *	2,767	635,635
Vertex Pharmaceuticals, Inc. *	63	26,335
		8,471,327

	Shares/ Principal	Fair Value

Broadline Retail - 1.0%
Amazon.com, Inc. *	11,692	$2,109,003
eBay, Inc.	4,015	211,912
		2,320,915
Building Products - 1.1%
A O Smith Corp.	9,480	848,081
Advanced Drainage Systems, Inc.	144	24,802
Builders FirstSource, Inc. *	3,774	787,068
Fortune Brands Innovations, Inc.	318	26,925
Owens Corning	5,639	940,585
		2,627,461
Capital Markets - 4.3%
Affiliated Managers Group, Inc.	1,218	203,978
Cboe Global Markets, Inc.	1,922	353,129
Charles Schwab Corp. (The)	6,029	436,138
CME Group, Inc.	1,320	284,183
Coinbase Global, Inc., Class A *	511	135,476
Franklin Resources, Inc.	10,783	303,110
Invesco Ltd.	109,479	1,816,257
Moody's Corp.	3,503	1,376,784
Morgan Stanley	4,676	440,292
MSCI, Inc.	1,387	777,344
Nasdaq, Inc.	31,870	2,010,997
Raymond James Financial, Inc.	571	73,328
S&P Global, Inc.	3,159	1,343,997
SEI Investments Co.	3,119	224,256
State Street Corp.	1,328	102,681
T Rowe Price Group, Inc.	2,422	295,290
XP, Inc., Class A	1,209	31,023
		10,208,263
Chemicals - 2.0%
Air Products and Chemicals, Inc.	149	36,098
Cabot Corp.	413	38,079
Corteva, Inc.	3,729	215,051
DuPont de Nemours, Inc.	4,962	380,437
Ecolab, Inc.	2,388	551,389
Huntsman Corp.	10,300	268,109
Linde PLC	321	149,047
LyondellBasell Industries NV, Class A	17,264	1,765,762
Mosaic Co. (The)	16,469	534,584
PPG Industries, Inc.	4,750	688,275
RPM International, Inc.	319	37,945
Westlake Corp.	1,259	192,375
		4,857,151
Commercial Services & Supplies - 0.9%
Cintas Corp.	2,298	1,578,795
Republic Services, Inc.	683	130,753
Waste Management, Inc.	2,265	482,785
		2,192,333
Communications Equipment - 0.4%
Arista Networks, Inc. *	100	28,998

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Communications Equipment (continued)
Ciena Corp. *	4,253	$210,311
Cisco Systems, Inc.	7,539	376,271
Juniper Networks, Inc.	4,617	171,106
Viasat, Inc. *	4,287	77,552
		864,238
Construction & Engineering - 1.0%
AECOM	13,300	1,304,464
EMCOR Group, Inc.	878	307,475
Quanta Services, Inc.	2,580	670,284
Valmont Industries, Inc.	913	208,420
		2,490,643
Consumer Finance - 0.2%
American Express Co.	208	47,359
Discover Financial Services	236	30,937
OneMain Holdings, Inc.	6,318	322,787
Synchrony Financial	4,191	180,716
		581,799
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	871	638,121
Target Corp.	272	48,201
Walmart, Inc.	67,140	4,039,814
		4,726,136
Containers & Packaging - 0.6%
Crown Holdings, Inc.	3,478	275,666
International Paper Co.	10,621	414,431
Packaging Corp. of America	1,910	362,480
Westrock Co.	8,099	400,496
		1,453,073
Distributors - 0.0%†
Pool Corp.	80	32,280

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	116,927	2,057,915
Liberty Global Ltd., Class A *	16,482	278,875
Verizon Communications, Inc.	8,439	354,101
		2,690,891
Electric Utilities - 2.3%
Edison International	6,469	457,552
Evergy, Inc.	14,411	769,259
Exelon Corp.	1,228	46,136
IDACORP, Inc.	1,538	142,865
NRG Energy, Inc.	863	58,417
OGE Energy Corp.	50,691	1,738,701
Portland General Electric Co.	10,755	451,710
PPL Corp.	52,179	1,436,488
Xcel Energy, Inc.	9,533	512,399
		5,613,527
Electrical Equipment - 1.2%
AMETEK, Inc.	9,988	1,826,805

	Shares/ Principal	Fair Value

Electrical Equipment (continued)
Eaton Corp. PLC	2,459	$768,880
Generac Holdings, Inc. *	495	62,439
Rockwell Automation, Inc.	774	225,490
		2,883,614
Electronic Equipment, Instruments & Components - 1.1%
Avnet, Inc.	6,174	306,107
Flex Ltd. *	7,006	200,442
TE Connectivity Ltd.	14,726	2,138,804
		2,645,353
Energy Equipment & Services - 1.0%
Baker Hughes Co.	25,836	865,506
Halliburton Co.	7,672	302,430
Schlumberger NV	23,414	1,283,322
		2,451,258
Entertainment - 0.8%
Electronic Arts, Inc.	5,715	758,209
Liberty Media Corp.-Liberty Formula One, Class C *	5,502	360,931
ROBLOX Corp., Class A *	641	24,473
Roku, Inc. *	2,230	145,329
Spotify Technology SA *	204	53,836
Walt Disney Co. (The)	4,328	529,574
Warner Bros Discovery, Inc. *	11,487	100,282
		1,972,634
Financial Services - 5.8%
Berkshire Hathaway, Inc., Class B *	21,410	9,003,333
Block, Inc. *	2,131	180,240
Euronet Worldwide, Inc. *	3,467	381,127
Fidelity National Information Services, Inc.	1,737	128,851
Mastercard, Inc., Class A	4,391	2,114,574
Visa, Inc., Class A	7,170	2,001,004
		13,809,129
Food Products - 1.1%
Archer-Daniels-Midland Co.	4,153	260,850
Bunge Global SA	7,520	770,950
Hershey Co. (The)	7,469	1,452,721
Mondelez International, Inc., Class A	734	51,380
Tyson Foods, Inc., Class A	980	57,555
		2,593,456
Gas Utilities - 0.2%
New Jersey Resources Corp.	4,673	200,519
UGI Corp.	11,647	285,817
		486,336
Ground Transportation - 0.5%
CSX Corp.	3,577	132,599
JB Hunt Transport Services, Inc.	483	96,238
Old Dominion Freight Line, Inc.	4,732	1,037,775
		1,266,612

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	10,678	$1,213,661
Align Technology, Inc. *	110	36,071
Becton Dickinson & Co.	1,322	327,129
Dexcom, Inc. *	3,417	473,938
Enovis Corp. *	2,498	156,000
Hologic, Inc. *	3,512	273,796
Intuitive Surgical, Inc. *	1,289	514,427
Medtronic PLC	28,886	2,517,415
Novocure Ltd. *	11,028	172,368
Stryker Corp.	7,123	2,549,108
		8,233,913
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	4,266	477,365
Centene Corp. *	3,960	310,781
Cigna Corp. (The)	2,389	867,661
CVS Health Corp.	892	71,146
Elevance Health, Inc.	5,575	2,890,861
HCA Healthcare, Inc.	1,982	661,056
Laboratory Corp. of America Holdings	2,843	621,082
Quest Diagnostics, Inc.	2,368	315,204
		6,215,156
Health Care Technology - 0.2%
Teladoc Health, Inc. *	28,544	431,014

Hotel & Resort REITs - 0.0%†
Park Hotels & Resorts, Inc.	4,044	70,730

Hotels, Restaurants & Leisure - 1.5%
Boyd Gaming Corp.	14,020	943,826
Carnival Corp. *	13,482	220,296
Domino's Pizza, Inc.	1,463	726,935
McDonald's Corp.	2,763	779,028
MGM Resorts International *	19,791	934,333
Royal Caribbean Cruises Ltd. *	554	77,012
		3,681,430
Household Durables - 1.7%
DR Horton, Inc.	10,894	1,792,608
Leggett & Platt, Inc.	38,235	732,200
PulteGroup, Inc.	899	108,437
Toll Brothers, Inc.	10,821	1,399,913
		4,033,158
Household Products - 2.4%
Colgate-Palmolive Co.	11,959	1,076,908
Kimberly-Clark Corp.	16,520	2,136,862
Procter & Gamble Co. (The)	15,377	2,494,918
		5,708,688
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp. (The)	38,616	692,385
Clearway Energy, Inc., Class A	1,276	27,447
		719,832

	Shares/ Principal	Fair Value

Industrial Conglomerates - 0.8%
3M Co.	3,292	$349,182
General Electric Co.	681	119,536
Honeywell International, Inc.	6,995	1,435,724
		1,904,442
Industrial REITs - 0.3%
First Industrial Realty Trust, Inc.	11,800	619,972
Prologis, Inc.	1,165	151,706
		771,678
Insurance - 4.4%
Aon PLC, Class A	2,238	746,865
Arch Capital Group Ltd. *	1,124	103,903
First American Financial Corp.	780	47,619
Marsh & McLennan Cos., Inc.	10,976	2,260,836
MetLife, Inc.	16,549	1,226,446
Progressive Corp. (The)	9,993	2,066,752
Reinsurance Group of America, Inc.	11,237	2,167,393
Travelers Cos., Inc. (The)	4,523	1,040,923
Unum Group	16,266	872,834
		10,533,571
Interactive Media & Services - 0.9%
Alphabet, Inc., Class A *	10,787	1,628,082
Meta Platforms, Inc., Class A	278	134,991
Pinterest, Inc., Class A *	5,066	175,638
Snap, Inc., Class A *	9,245	106,133
		2,044,844
IT Services - 0.4%
Amdocs Ltd.	8,872	801,763
Snowflake, Inc., Class A *	480	77,568
		879,331
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	828	120,482
Thermo Fisher Scientific, Inc.	570	331,290
		451,772
Machinery - 4.2%
AGCO Corp.	676	83,162
Caterpillar, Inc.	238	87,210
CNH Industrial NV	29,214	378,613
Cummins, Inc.	3,783	1,114,661
Flowserve Corp.	19,070	871,118
Graco, Inc.	2,951	275,800
Oshkosh Corp.	17,350	2,163,719
Otis Worldwide Corp.	7,884	782,645
Parker-Hannifin Corp.	4,031	2,240,389
Snap-on, Inc.	2,736	810,458
Xylem, Inc.	9,450	1,221,318
		10,029,093
Media - 2.0%
Comcast Corp., Class A	62,095	2,691,818
Fox Corp., Class A	49,693	1,553,900
Fox Corp., Class B	1,847	52,861

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Media (continued)
Liberty Media Corp-Liberty SiriusXM, Class A *	640	$19,008
New York Times Co. (The), Class A	2,377	102,734
Paramount Global, Class B	34,511	406,195
		4,826,516
Metals & Mining - 0.9%
Alcoa Corp.	6,603	223,115
Freeport-McMoRan, Inc.	7,365	346,302
Newmont Corp.	1,215	43,546
Nucor Corp.	7,164	1,417,756
United States Steel Corp.	1,244	50,730
		2,081,449
Multi-Utilities - 1.3%
Black Hills Corp.	1,132	61,807
CMS Energy Corp.	16,956	1,023,125
DTE Energy Co.	9,308	1,043,799
NiSource, Inc.	1,189	32,888
Sempra	12,694	911,810
WEC Energy Group, Inc.	1,168	95,916
		3,169,345
Office REITs - 0.1%
Boston Properties, Inc.	4,409	287,952
Highwoods Properties, Inc.	1,931	50,553
		338,505
Oil, Gas & Consumable Fuels - 7.2%
Chevron Corp.	13,759	2,170,345
ConocoPhillips	19,036	2,422,902
Devon Energy Corp.	26,122	1,310,802
EOG Resources, Inc.	14,115	1,804,462
Exxon Mobil Corp.	39,089	4,543,705
Marathon Petroleum Corp.	13,204	2,660,606
Pioneer Natural Resources Co.	2,513	659,663
Valero Energy Corp.	9,618	1,641,696
		17,214,181
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	6,753	566,644

Passenger Airlines - 0.7%
Alaska Air Group, Inc. *	4,320	185,717
Delta Air Lines, Inc.	20,296	971,569
United Airlines Holdings, Inc. *	8,852	423,834
		1,581,120
Pharmaceuticals - 5.1%
Alto Neuroscience, Inc. *	28	430
Bristol-Myers Squibb Co.	42,870	2,324,840
Eli Lilly & Co.	1,915	1,489,793
Johnson & Johnson	18,126	2,867,352
Merck & Co., Inc.	21,984	2,900,789
Pfizer, Inc.	86,007	2,386,694
Zoetis, Inc.	1,522	257,538
		12,227,436

	Shares/ Principal	Fair Value

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. *	528	$103,008
Zillow Group, Inc., Class A *	685	32,784
		135,792
Residential REITs - 1.6%
Apartment Income REIT Corp.	1,838	59,680
Camden Property Trust	16,736	1,646,822
Equity Residential	32,008	2,020,025
		3,726,527
Retail REITs - 0.7%
Brixmor Property Group, Inc.	6,024	141,263
Kimco Realty Corp.	61,521	1,206,427
Kite Realty Group Trust	998	21,637
Simon Property Group, Inc.	1,723	269,632
		1,638,959
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. *	2,078	375,058
Applied Materials, Inc.	6,378	1,315,335
Astera Labs, Inc. *	1,617	119,965
Cirrus Logic, Inc. *	4,394	406,709
Intel Corp.	45,856	2,025,460
Lam Research Corp.	833	809,318
Marvell Technology, Inc.	7,657	542,728
Micron Technology, Inc.	16,772	1,977,251
Monolithic Power Systems, Inc.	318	215,420
NVIDIA Corp.	893	806,879
QUALCOMM, Inc.	9,334	1,580,246
		10,174,369
Software - 2.8%
Adobe, Inc. *	905	456,663
Crowdstrike Holdings, Inc., Class A *	114	36,547
Datadog, Inc., Class A *	223	27,563
Fortinet, Inc. *	3,368	230,068
Manhattan Associates, Inc. *	6,205	1,552,677
Microsoft Corp.	4,845	2,038,388
Nutanix, Inc., Class A *	3,745	231,141
Oracle Corp.	10,026	1,259,366
ServiceNow, Inc. *	52	39,645
Synopsys, Inc. *	205	117,158
Teradata Corp. *	4,263	164,850
Workday, Inc., Class A *	354	96,554
Zoom Video Communications, Inc., Class A *	4,257	278,280
Zscaler, Inc. *	343	66,072
		6,594,972
Specialized REITs - 0.8%
Equinix, Inc.	1,355	1,118,322
Lamar Advertising Co., Class A	1,694	202,280

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Specialized REITs (continued)
SBA Communications Corp., Class A	2,491	$539,800
		1,860,402
Specialty Retail - 0.5%
AutoNation, Inc. *	1,850	306,323
Best Buy Co., Inc.	3,715	304,742
O'Reilly Automotive, Inc. *	63	71,119
Penske Automotive Group, Inc.	1,816	294,174
Petco Health & Wellness Co., Inc. *	12,034	27,438
TJX Cos., Inc. (The)	1,358	137,728
Ulta Beauty, Inc. *	293	153,204
		1,294,728
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	9,475	1,624,773
Hewlett Packard Enterprise Co.	38,507	682,729
HP, Inc.	34,515	1,043,043
		3,350,545
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	4,654	437,383
Ralph Lauren Corp.	396	74,353
Under Armour, Inc., Class C *	2,143	15,301
		527,037
Trading Companies & Distributors - 0.8%
Air Lease Corp.	2,489	128,034
Watsco, Inc.	939	405,620
WESCO International, Inc.	3,110	532,681
WW Grainger, Inc.	933	949,141
		2,015,476
Water Utilities - 0.0%†
American Water Works Co., Inc.	849	103,756

Total Common Stocks
(Cost - $196,486,743)		236,352,337
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(a) (Cost - $3,246,805)	3,246,805	3,246,805

Total Investments - 99.8%
(Cost - $199,733,548)		$239,599,142
Other Assets Less Liabilities - Net 0.2%		530,300
Total Net Assets - 100.0%		$240,129,442

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	14	6/21/2024	$3,715,950	$73,989